Deposits by Banks	12 Months Ended
Dec. 31, 2017
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Deposits by Banks

21. DEPOSITS BY BANKS

	Group
	2017	2016
	£m	£m
Items in the course of transmission	303	308
Securities sold under repurchase agreements	1,076	2,384
Deposits held as collateral	1,760	778
Other deposits(1)	10,645	6,299
	13,784	9,769

(1)	Includes drawdown from the TFS of £8.5bn (2016: £4.5bn).